Additional Notes - Summary of Changes in Impairment Losses for Credit Risk (Details) - Credit risk [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment losses [Line Items]
Impairment loss on financial asset	€ (1,045)	€ (1,425)	€ (379)
Unused Amounts Reversed	1,425	379
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	(1,045)	(1,425)
Increase (Decrease) in impairment stages	0	0
Amounts written off during the Year as uncollectible	0	0
General impairment model [member] | Stage 1 [member]
Impairment losses [Line Items]
Impairment loss on financial asset	(685)	(1,001)	(299)
Unused Amounts Reversed	1,001	299
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	(685)	(1,001)
Increase (Decrease) in impairment stages	0	0
Amounts written off during the Year as uncollectible	0	0
General impairment model [member] | Stage 2 [member]
Impairment losses [Line Items]
Impairment loss on financial asset	0	0	0
Unused Amounts Reversed	0	0
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	0	0
Increase (Decrease) in impairment stages	0	0
Amounts written off during the Year as uncollectible	0	0
General impairment model [member] | Stage 3 [member]
Impairment losses [Line Items]
Impairment loss on financial asset	0	0	0
Unused Amounts Reversed	0	0
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	0	0
Increase (Decrease) in impairment stages	0	0
Amounts written off during the Year as uncollectible	0	0
Simplified impairment model [member] | Stage 2 [member]
Impairment losses [Line Items]
Impairment loss on financial asset	(360)	(424)	(80)
Unused Amounts Reversed	424	80
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	(360)	(424)
Increase (Decrease) in impairment stages	0	0
Amounts written off during the Year as uncollectible	0	0
Simplified impairment model [member] | Stage 3 [member]
Impairment losses [Line Items]
Impairment loss on financial asset	0	0	€ 0
Unused Amounts Reversed	0	0
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	0	0
Increase (Decrease) in impairment stages	0	0
Amounts written off during the Year as uncollectible	€ 0	€ 0